Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of composition of Time Deposits
Demand deposits	$ 70,347	$ 62,339
Interest checking and money market	211,066	185,539
Savings deposits	43,336	39,273
Time deposits, $100,000 and over	53,449	58,274
Other time deposits	79,414	85,913
Total deposits	$ 457,612	$ 431,338
Demand deposits, percentage	15.00%	15.00%
Interest checking and money markets, percentage	46.00%	43.00%
Savings, percentage	10.00%	9.00%
Time deposits $100,000 and over, percentage	12.00%	13.00%
Other time deposits, percentage	17.00%	20.00%
Total deposit, percentage	100.00%	100.00%